Borrowings - Disclosure of Detailed Information About Borrowings (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020
Schedule Of Fair Value Measurement Of Assets And Liabilities [Text Block]
Bank loans	$ 16,700	$ 17,900
Debt issuance costs in relation to bank loan	(405)
Other loan		1,315
Amounts due in less than one year	16,295	19,215
Convertible notes	22,387	19,698
Amounts due after more than one year	38,682	19,698
Borrowings	$ 38,682	$ 38,913